WARRANTS (Details Narrative)	1 Months Ended
	Dec. 23, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2023 shares	Feb. 22, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 22, 2022 $ / shares	Nov. 21, 2022 $ / shares	Sep. 14, 2022 $ / shares	Apr. 25, 2022 $ / shares	Feb. 15, 2022 $ / shares	Jul. 27, 2021 shares
Statement [Line Items]
Dividend Yield	0.00%		0.00%
Purchase Price Of Common Shares			$ 0.14
Number of shares issued | shares	783,176		4,494,286			12,572,900	12,572,900
Number of shares issued | shares				1,421,418,000,000		1,421,418,000,000	1,421,418,000,000						2,000,000
Fair Value Of The Warrants | $	$ 27,144		$ 69,215
Share Price	$ 0.13		$ 0.14								$ 0.05
Weighted average share price | (per share)	$ 0.125		$ 0.105		$ 0.13		$ 0.46	$ 0.11	$ 0.19	$ 0.12		$ 0.23
Sexercise prices of Warrants						$ 0.40
Expected Volatility	78.29%		48.06%
Risk-free Interest Rate	3.90%		3.10%
Expected Life	1 year 6 months		2 years
Private Placement
Statement [Line Items]
Dividend Yield		0.00%
Purchase Price Of Common Shares		$ 0.40
Number of shares issued | shares		6,000,000
Fair Value Of The Warrants | $		$ 140,677
Share Price		$ 0.09
Expected Volatility		64.69%
Risk-free Interest Rate		3.32%
Expected Life		5 years